Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Income (Expenses) With Related Parties
The following table summarizes our transactions with related parties for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
	(in thousands)
Net income / (expenses)
Unigas Pool	$—	$—	$(634)
Luna Pool Agency Limited	(42)	(56)	39
Ocean Yield Malta Limited	(3,221)	(1,719)	—
Ultranav Business Support ApS*	(100)	(72)	(90)
Naviera Ultranav Limitada	(13)	—	—
Total	$(3,376)	$(1,847)	$(685)

Schedule of Due From Related Parties
The following table sets out the balances due from related parties as at December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025
	(in thousands)
Due from Related Parties
Luna Pool Agency Limited	$8,055	$1,532
Unigas Pool	5,742	5,010
Total	$13,797	$6,542